Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 427	¥ 836
Gains (losses) in Earnings	[1]	22	(57)
Gains (losses) in OCI	[2]	6	(14)
Transfers into Level 3		7	1
Transfers out of level 3			(285)
Issuances		250	276
Settlements		(168)	(472)
Ending Balance		489	427
Change in unrealized gain (losses) still held	[3]	30	(11)
Other liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances		37
Ending Balance		37
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3			15
Transfers out of level 3			(7)
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		189	47
Gains (losses) in Earnings	[4]	3	12
Transfers into Level 3			15
Transfers out of level 3			(7)
Purchases		47	214
Sales		(61)	(59)
Settlements		(5)	(34)
Ending Balance		174	189
Change in unrealized gain (losses) still held	[3]	2	9
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		21	21
Gains (losses) in Earnings	[4]	1
Purchases			3
Sales			(1)
Settlements		(1)	(1)
Ending Balance		21	21
Change in unrealized gain (losses) still held	[3]	1
Derivative financial instruments assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3			(33)
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	13	51
Gains (losses) in Earnings	[4],[5]	(13)	(44)
Transfers out of level 3	[5]		(32)
Settlements	[5]	(2)	38
Ending Balance	[5]	(2)	13
Change in unrealized gain (losses) still held	[3],[5]	(13)	8
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(9)	14
Gains (losses) in Earnings	[4],[5]	11	(8)
Settlements	[5]	4	(15)
Ending Balance	[5]	6	(9)
Change in unrealized gain (losses) still held	[3],[5]	12	(10)
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(70)	(27)
Gains (losses) in Earnings	[4],[5]	(11)	(62)
Transfers out of level 3	[5]		(1)
Settlements	[5]	8	20
Ending Balance	[5]	(73)	(70)
Change in unrealized gain (losses) still held	[3],[5]	(10)	(37)
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(5)	(1)
Gains (losses) in Earnings	[4],[5]		(6)
Settlements	[5]	3	2
Ending Balance	[5]	(2)	(5)
Change in unrealized gain (losses) still held	[3],[5]	(1)	(3)
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]		2
Gains (losses) in Earnings	[4],[5]	2	(1)
Settlements	[5]		(1)
Ending Balance	[5]	1
Change in unrealized gain (losses) still held	[3],[5]	2	(1)
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3		(11)	(2)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		8	13
Sales			(2)
Settlements		(1)	(3)
Ending Balance		6	8
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		4
Transfers out of level 3		(1)
Purchases			4
Ending Balance		3	4
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		167	101
Gains (losses) in OCI	[2]	(10)	9
Purchases		35	106
Settlements		(7)	(49)
Ending Balance		186	167
Change in unrealized gain (losses) still held	[3]	(9)	12
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		23	90
Gains (losses) in Earnings	[6]		8
Transfers out of level 3		(10)	(2)
Purchases			10
Settlements			(82)
Ending Balance		13	23
Change in unrealized gain (losses) still held	[3]		(1)
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		80	63
Gains (losses) in Earnings	[6]		1
Transfers out of level 3		(2)
Purchases		55	47
Sales		(1)
Settlements		(46)	(31)
Ending Balance		86	¥ 80
Change in unrealized gain (losses) still held	[3]	(2)
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases		37
Ending Balance		¥ 37

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[3]	Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2024 and 2025. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to Available-for-sale securities and Long-term debt, which were ¥11 billion and ¥(5) billion, respectively, at March 31, 2024, and ¥(10) billion and ¥6 billion, respectively, at March 31, 2025.
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in Earnings are reported in Investment gains (losses)—net.